Deposits (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Deposits

	2023						2022
	Payable on demand (1)
As at October 31 ($ millions)	Interest- bearing	Non-interest- bearing	Payable after notice (2)		Payable on a fixed date (3)	Total
Personal	$4,989	$10,289	$148,027		$125,312	$288,617	$265,892
Business and government	161,121	32,421	46,431		372,294	612,267	597,617
Financial institutions	12,871	851	1,876		35,851	51,449	52,672
Total	$178,981	$43,561	$196,334	(4)	$533,457	$952,333	$916,181
Recorded in:
Canada	$128,274	$23,256	$160,728		$366,938	$679,196	$642,977
United States	41,207	42	4		55,554	96,807	104,984
United Kingdom	–	–	422		21,140	21,562	24,243
Mexico	–	7,321	13,252		20,851	41,424	31,841
Peru	4,586	456	4,782		6,036	15,860	16,439
Chile	1,389	4,783	156		17,396	23,724	22,105
Colombia	32	531	4,261		4,756	9,580	8,211
Other International	3,493	7,172	12,729		40,786	64,180	65,381
Total (5)	$178,981	$43,561	$196,334		$533,457	$952,333	$916,181

(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $123 (2022 – $156) of non-interest bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2023	$66,726	$39,525	$62,675	$130,384	$19,021	$318,331
As at October 31, 2022	$53,656	$36,035	$62,891	$110,015	$21,440	$284,037

(1)	The majority of foreign term deposits are in excess of $100,000.